Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Operating Lease Related Assets And Liabilities And Other Related Information
Information related to operating leases as of December 31, 2019 is as follows (in thousands, except for percentages and years).

	As of December 31,
	2019
	RMB	US$ (Note 2.5)
Assets
Operating lease right-of-use assets	16,435	2,361

Liabilities
Operating lease liabilities, current	6,807	978
Operating lease liabilities, non-current	7,492	1,076

Weighted average remaining lease term (years)	2.4	2.4
Weighted average discount rate	5%	5%

Schedule of Components of Operating Lease Expense

	For the Year Ended December 31, 2019
	RMB	US$ (Note 2.5)
Operating lease rental expense
Amortization of right-of-use assets	5,260	756
Expense for short-term leases within 12 months	592	85
Interest of lease liabilities	543	78
	6,395	919

Schedule of Operating Lease Future Annual Minimum Lease Payments
Future annual minimum lease payments for operating leases as of December 31, 2018 under ASC 840 were as follows:

Operating Leases RMB
2019	5,754
2020	5,274
2021	3,511
2022	60
2023	60
Thereafter	276

Total	14,935

Schedule of Operating Lease, Maturity
Maturities of lease liabilities were as follows:

	As of December 31, 2019
	RMB	US$ (Note 2.5)
2020	7,634	1,095
2021	5,617	807
2022	1,885	271
2023	60	9
2024	60	9
Thereafter	181	26

Total undiscounted lease payments	15,437	2,217
Less: imputed interest	(1,138)	(163)

Total lease liabilities	14,299	2,054